Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	2,516,339
Proposed Maximum Offering Price per Unit	1.75
Maximum Aggregate Offering Price	$ 4,403,593.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 608.14
Offering Note	(a) Represents shares of the registrant's common stock offered for resale by the Selling Stockholder named in the registration statement, issuable upon the exercise of warrants issued to the Selling Stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. (b) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.